DUE TO AND LOANS FROM FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 05, 2025	Jan. 23, 2025	Jan. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Number of shares of common stock issued in exchange on loan	51,000		51,000
Conversion price per share	$ 9		$ 9
Value of shares of common stock issued in exchange on loan				$ 438,064	$ 99,891	$ 176,375	$ 773,548
Debt instrument fair value	$ 437,500		$ 437,500	178,884		468,500	352,565
Loss on extinguishment debt conversion				97,308		91,169	209,233
Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument fair value						375,000
Loss on extinguishment debt conversion						300,605
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable				$ 0		0
Due to related parties current					$ 29,759		29,759
Loan payable							49,528
Former Director [Member] | Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares of common stock issued in exchange on loan		30,000
Settlement of loans for shares of common stock		$ 74,395
Conversion price per share		$ 13
Value of shares of common stock issued in exchange on loan		$ 375,000
Former Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable							$ 49,528